INVENTORIES	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

Note 4      INVENTORIES

As of March 31, 2022 and December 31, 2021, inventories consisted of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Raw materials	99,263	97,163
Work in process	1,519,001	1,391,518
Total	1,618,264	1,488,681